Bunker Hill Mine and Mining Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Bunker Hill Mine and Mining Interests

5. Bunker Hill Mine and Mining Interests

Bunker Hill Mine Complex

The Company purchased the Bunker Hill Mine (the “Mine”) in January 2022, as described below.

Prior to purchasing the Mine, the Company had entered into a series of agreements with Placer Mining Corporation (“Placer Mining”), the prior owner, for the lease and option to purchase the Mine. The first of these agreements was announced on August 28, 2017, with subsequent amendments and/or extensions announced on November 1, 2019, July 7, 2020, and November 20, 2020.

Under the terms of the November 20, 2020 amended agreement (the “Amended Agreement”), a purchase price of $7,700,000 was agreed, with $5,700,000 payable in cash (with an aggregate of $300,000 to be credited toward the purchase price of the Mine as having been previously paid by the Company) and $2,000,000 in Common Shares of the Company. The Company agreed to make an advance payment of $2,000,000, credited towards the purchase price of the Mine, which had the effect of decreasing the remaining amount payable to purchase the Mine to an aggregate of $3,400,000 payable in cash and $2,000,000 in Common Shares of the Company.

The Amended Agreement also required payments pursuant to an agreement with the EPA whereby for so long as the Company leases, owns and/or occupies the Mine, the Company would make payments to the EPA on behalf of Placer Mining in satisfaction of the EPA’s claim for historical water treatment cost recovery in accordance with the Settlement Agreement reached with the EPA in 2018. Immediately prior to the purchase of the Mine, the Company’s liability to EPA in this regard totaled $11,000,000.

The Company completed the purchase of the Mine on January 7, 2022. The terms of the purchase price were modified to $5,400,000 in cash, from $3,400,000 of cash and $2,000,000 of Common Shares. Concurrent with the purchase of the Mine, the Company assumed incremental liabilities of $8,000,000 to the EPA, consistent with the terms of the amended Settlement Agreement with the EPA that was executed in December 2021 (see “EPA Settlement Agreement” section below).

The $5,400,000 contract cash paid at purchase was the $7,700,000 less the $2,000,000 deposit and $300,000 credit given by the seller for prior years’ maintenance payments.

The purchase of the mine has been valued on January 7, 2022:

-	Contract purchase price of $7,700,000 less $300,000 credit by seller for prior maintenance payments.
-	Net present value of water treatment cost recovery liability assumed of $6,402,425.
-	Capitalized legal and closing costs of $444,785.
-	As a result, the total value of the mine at the time of purchase was determined to be $14,247,210.

The carrying cost of the Mine is comprised of the following:

	March 31,	December 31,
	2023	2022

Bunker Hill Mine and Mining interests	$14,247,210	$14,247,210
Capitalized development	1,517,526	1,447,435
Pend Oreille plant asset, net	$15,764,736	$15,694,645

Management has determined the purchase to be an acquisition of a single asset.

Land purchase and leases

On March 3, 2022, the Company purchased a 225-acre surface land parcel for $202,000 which includes the surface rights to portions of 24 patented mining claims, for which the Company already owns the mineral rights.

During the three months ended March 31, 2023, the Company entered into a lease agreement with C & E Tree Farm LLC for the lease of a land parcel overlaying a portion of the Company’s existing mineral claims package. The Company is committed to making monthly payments of $10,000 through February 2026. The Company has the option to purchase the land parcel through March 1, 2026, for $3,129,500 less 50% of the payments made through the date of purchase.

7. Mining Interests

Bunker Hill Mine Complex

The Company purchased the Bunker Hill Mine (the “Mine”) in January 2022, as described below.

Prior to purchasing the Mine, the Company had entered into a series of agreements with Placer Mining Corporation (“Placer Mining”), the prior owner, for the lease and option to purchase the Mine. The first of these agreements was announced on August 28, 2017, with subsequent amendments and/or extensions announced on November 1, 2019, July 7, 2020, and November 20, 2020.

Under the terms of the November 20, 2020 amended agreement (the “Amended Agreement”), a purchase price of $7,700,000 was agreed, with $5,700,000 payable in cash (with an aggregate of $300,000 to be credited toward the purchase price of the Mine as having been previously paid by the Company) and $2,000,000 in Common Shares of the Company. On November 20, 2020 the Company made an advance payment of $2,000,000, credited towards the purchase price of the Mine, which had the effect of decreasing the remaining amount payable to purchase the Mine to an aggregate of $3,400,000 payable in cash and $2,000,000 in Common Shares of the Company.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

The Amended Agreement also required payments pursuant to an agreement with the Environmental Protection Agency (the “EPA”) whereby for so long as the Company leases, owns and/or occupies the Mine, the Company would make payments to the EPA on behalf of Placer Mining in satisfaction of the EPA’s claim for historical water treatment cost recovery in accordance with the Settlement Agreement reached with the EPA in 2018. Immediately prior to the purchase of the Mine, the Company’s liability to EPA in this regard totaled $11,000,000. (See also Note 8 Environmental Protection Agency Agreement).

Prior to the completion of the sale, the Company accrued $260,463 in acquisition costs during the year ended December 31, 2021. Together with the $2,000,000 advance payment made in November 2020, this comprises the balance of $2,260,463 for prepaid mine deposit and acquisition costs on the balance sheet as of December 31, 2021.

The Company completed the purchase of the Mine on January 7, 2022. The terms of the purchase price were modified to $5,400,000 in cash, from $3,400,000 of cash and $2,000,000 of Common Shares. Concurrent with the purchase of the Mine, the Company assumed incremental liabilities of $8,000,000 to the EPA, consistent with the terms of the amended Settlement Agreement with the EPA that was executed in December 2021 (see also Note 8 Environmental protection Agency Agreement).

The $5,400,000 contract cash paid at purchase was the $7,700,000 less the $2,000,000 deposit and $300,000 credit given by the seller for prior years’ maintenance payments. Management has determined the purchase to be an acquisition of a single asset as guided by ASU 805-10 Business Combinations.

The carrying cost of the Mine is comprised of the following:

December 31,
2022

Contract purchase price	$7,700,000
Less: Credit by seller for prior maintenance payments	(300,000)
Net present value of water treatment cost recovery liability assumed (note 8)	6,402,425
Closing costs capitalized	2,638
Mine acquisition costs - legal	442,147
Carrying cost of mine – January 7, 2022	$14,247,210
Capitalized mining costs – 2022	1,447,435
Carrying cost of mine - total	$15,694,645

Land Purchase

On March 3, 2022, the Company purchased a 225-acre surface land parcel for $202,000 which includes the surface rights to portions of 24 patented mining claims, for which the Company already owns the mineral rights.